SUPPLEMENTARY CONSOLIDATED BALANCE SHEETS INFORMATION (Schedule of Other Long-Term Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Long-term deferred rent	$ 0	$ 521
Other	120	110
Other long-term liabilities	$ 120	$ 631	[1]

[1]	The Company restated previously issued consolidated financial statements. See Note 2 and Note 17 for additional information.